Fair Value Measurements - Schedule of Financial Liabilities that were not Measured at Fair Value, on a Non-Recurring Basis (Details) - Fair Value, Nonrecurring [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 29, 2024
Financial Liabilities
Carrying value	$ 53,359	$ 48,709
Estimated fair value	128,751	140,541
Financial liabilities	128,751	140,541
July 2024 Notes [Member]
Financial Liabilities
Carrying value	18,267	17,965
Estimated fair value	20,336	21,390
Financial liabilities	20,336	21,390
September 2024 Notes [Member]
Financial Liabilities
Carrying value	9,083	5,636
Estimated fair value	69,067	77,245
Financial liabilities	69,067	77,245
Level 1 [Member]
Financial Liabilities
Financial liabilities
Level 1 [Member] | July 2024 Notes [Member]
Financial Liabilities
Financial liabilities
Level 1 [Member] | September 2024 Notes [Member]
Financial Liabilities
Financial liabilities
Level 2 [Member]
Financial Liabilities
Financial liabilities
Level 2 [Member] | July 2024 Notes [Member]
Financial Liabilities
Financial liabilities
Level 2 [Member] | September 2024 Notes [Member]
Financial Liabilities
Financial liabilities
Level 3 [Member]
Financial Liabilities
Financial liabilities	128,751	140,541
Level 3 [Member] | July 2024 Notes [Member]
Financial Liabilities
Financial liabilities	20,336	21,390
Level 3 [Member] | September 2024 Notes [Member]
Financial Liabilities
Financial liabilities	69,067	77,245
Related Party [Member] | July 2024 Notes [Member]
Financial Liabilities
Carrying value	25,119	24,632
Estimated fair value	31,674	33,323
Financial liabilities	31,674	33,323
Related Party [Member] | September 2024 Notes [Member]
Financial Liabilities
Carrying value	890	476
Estimated fair value	7,674	8,583
Financial liabilities	7,674	8,583
Related Party [Member] | Level 1 [Member] | July 2024 Notes [Member]
Financial Liabilities
Financial liabilities
Related Party [Member] | Level 1 [Member] | September 2024 Notes [Member]
Financial Liabilities
Financial liabilities
Related Party [Member] | Level 2 [Member] | July 2024 Notes [Member]
Financial Liabilities
Financial liabilities
Related Party [Member] | Level 2 [Member] | September 2024 Notes [Member]
Financial Liabilities
Financial liabilities
Related Party [Member] | Level 3 [Member] | July 2024 Notes [Member]
Financial Liabilities
Financial liabilities	31,674	33,323
Related Party [Member] | Level 3 [Member] | September 2024 Notes [Member]
Financial Liabilities
Financial liabilities	$ 7,674	$ 8,583